Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	February 12 - March 31, 2012
Distribution Date	04/16/12
Transaction Month	1
30/360 Days	38
Actual/360 Days	40

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$331,000,000.00	1.0000000	$252,170,918.10	0.7618457	$78,829,081.90
Class A-2 Notes	$313,000,000.00	1.0000000	$313,000,000.00	1.0000000	$-
Class A-3 Notes	$450,000,000.00	1.0000000	$450,000,000.00	1.0000000	$-
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$1,354,460,000.00	1.0000000	$1,275,630,918.10	0.9418004	$78,829,081.90

Weighted Avg. Coupon (WAC)	4.60%		4.61%
Weighted Avg. Remaining Maturity (WARM)	53.44		52.08
Pool Receivables Balance	$1,397,373,464.10		$1,324,012,236.43
Remaining Number of Receivables	83,457		81,604

Adjusted Pool Balance	$1,364,698,133.80		$1,293,607,188.49

III. COLLECTIONS

Principal:
Principal Collections	$73,268,634.70
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$42,757.87
Total Principal Collections	$73,311,392.57

Interest:
Interest Collections	$8,427,537.29
Late Fees & Other Charges	$75,910.35
Interest on Repurchase Principal	$-
Total Interest Collections	$8,503,447.64

Collection Account Interest	$7,298.67
Reserve Account Interest	$848.36
Servicer Advances	$-

Total Collections	$81,822,987.24

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	February 12 - March 31, 2012
Distribution Date	04/16/12
Transaction Month	1
30/360 Days	38
Actual/360 Days	40

IV. DISTRIBUTIONS
Total Collections	$81,822,987.24
Reserve Account Available	$6,823,490.67
Total Available for Distribution	$88,646,477.91

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,901,980.55		$1,901,980.55	$1,901,980.55
Collection Account Interest					$7,298.67
Late Fees & Other Charges					$75,910.35
Total due to Servicer					$1,985,189.57

2. Class A Noteholders Interest:
Class A-1 Notes		$110,274.49		$110,274.49
Class A-2 Notes		$181,713.89		$181,713.89
Class A-3 Notes		$342,000.00		$342,000.00
Class A-4 Notes		$167,443.83		$167,443.83

Total Class A interest:		$801,432.21		$801,432.21	$801,432.21

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,245.69		$40,245.69	$40,245.69

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$86,206.17		$86,206.17	$86,206.17

7. Third Priority Principal Distribution:		$31,512,811.51		$31,512,811.51	$31,512,811.51

8. Class D Noteholders Interest:		$80,831.70		$80,831.70	$80,831.70

Available Funds Remaining:					$47,316,270.39

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$47,316,270.39

	Distributable Amount	Paid Amount
Class A-1 Notes		$47,316,270.39
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$56,633,962.68	$47,316,270.39
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$56,633,962.68	$47,316,270.39

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$32,675,330.30
Beginning Period Amount	$32,675,330.30
Current Period Amortization	$2,270,282.36
Ending Period Required Amount	$30,405,047.94
Ending Period Amount	$30,405,047.94
Next Distribution Date Amount	$29,082,728.20

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	February 12 - March 31, 2012
Distribution Date	04/16/12
Transaction Month	1
30/360 Days	38
Actual/360 Days	40

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$ 10,238,133.80	$ 17,976,270.39	$ 27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		0.75%	1.32%	2.00%
Overcollateralization as a % of Current Adjusted Pool		0.75%	1.39%	2.11%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.55%	81,233	99.50%	$1,317,422,072.39
30 - 60 Days	0.42%	341	0.45%	$5,989,450.14
61 - 90 Days	0.04%	30	0.05%	$600,713.90
91 + Days	0.00%	0	0.00%	$-
		81,604		$1,324,012,236.43
Total
Delinquent Receivables 61 + days past due	0.04%	30	0.05%	$600,713.90
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.01%		0.02%

Repossession in Current Period		12		$248,377.76
Repossession Inventory		11		$189,602.08

Charge-Offs
Gross Principal of Charge-Off for Current Period				$92,592.97
Recoveries				$(42,757.87)
Net Charge-offs for Current Period				$49,835.10

Beginning Pool Balance for Current Period				$1,397,373,464.10

Net Loss Ratio				0.04%
Net Loss Ratio for 1st Preceding Collection Period				0.00%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.01%

Cumulative Net Losses for All Periods				$49,835.10
Cumulative Net Losses as a % of Initial Pool Balance				0.00%

Principal Balance of Extensions				$7,052,281.42
Number of Extensions				343

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